Debt	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Debt
Debt

 Long-term debt consists of the following:

	June 30, 2015	December 31, 2014
	(unaudited)
Bulk Pangaea Secured Note (1)	$2,428,125	$3,121,875
Bulk Discovery Secured Note (2)	3,068,000	3,780,000
Bulk Patriot Secured Note (1)	3,537,500	4,762,500
Bulk Cajun Secured Note (3)	—	853,125
Bulk Trident Secured Note (1)	7,012,501	7,650,000
Bulk Juliana Secured Note (1)	4,394,270	5,070,312
Bulk Nordic Odyssey, Bulk Nordic Orion and Bulk Nordic Oshima Loan Agreement (4)	48,375,000	51,125,000
Bulk Atlantic Secured Note (2)	7,505,000	7,890,000
Bulk Phoenix Secured Note (1)	8,483,331	8,916,665
Term Loan Facility of USD 13,000,000 (Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd.)	11,369,550	12,021,730
Long Wharf Construction to Term Loan	988,606	998,148
Senior Secured Term Loan Facility of $45,000,000 (Bulk Nordic Odin Ltd. and Bulk Nordic Olympic Ltd.) (4)	44,250,000	—

Total	141,411,883	106,189,355
Less: current portion	(22,204,172)	(17,807,674)
Less: unamortized bank fees	(1,160,626)	(951,265)
Secured long-term debt	$118,047,085	$87,430,416

(1)
The Bulk Pangaea Secured Note, the Bulk Patriot Secured Note, the Bulk Juliana Secured Note, the Bulk Trident Secured Note and the Bulk Phoenix Secured Note are cross-collateralized by the vessels Bulk Pangaea, Bulk Patriot, Bulk Juliana, Bulk Trident and Bulk Newport and are guaranteed by the Company.

(2)
The Bulk Discovery Secured Note and the Bulk Atlantic Secured Note are cross-collateralized by the vessels m/v Bulk Discovery and m/v Bulk Beothuk and are guaranteed by the Company. The Bulk Discovery Secured Note was repaid on July 1, 2015.

(3)	The Bulk Cajun Secured Note was repaid on February 12, 2015 in conjunction with the sale of the m/v Bulk Cajun.

(4)
These facilities are to NBHC, of which each of the Company and its joint venture partners ST Shipping and Transport Ltd. (“STST”) and ASO 2020 Maritime S.A. ("ASO2020") own one-third. NBHC is consolidated in accordance with ASC 810-10 and as such, amounts pertaining to the non-controlling ownership held by these third parties in the financial position of NBHC are reported as non-controlling interest in the accompanying balance sheets.

The Senior Secured Post-Delivery Term Loan Facility

On April 15, 2013, the Company, through its wholly owned subsidiaries, Bulk Pangaea, Bulk Patriot, Bulk Juliana and Bulk Trident, entered into a $30.3 million Senior Secured Post-Delivery Term Loan Facility (the “Post-Delivery Facility”) to refinance the Bulk Pangaea Secured Term Loan Facility dated December 15, 2009, the Bulk Patriot Secured Term Loan Facility dated September 29, 2011, the Bulk Juliana Secured Term Loan Facility dated April 18, 2012, and the Bulk Trident Secured Term Loan Facility dated August 28, 2012, the proceeds of which were used to finance the acquisitions of the m/v Bulk Pangaea, the m/v Bulk Patriot, the m/v Bulk Juliana and the m/v Bulk Trident, respectively. The Post-Delivery Facility was subsequently amended on May 16, 2013 by the First Amendatory Agreement, to increase the facility by $8.0 million to finance the acquisition of the m/v Bulk Providence and again on August 28, 2013, by the Second Amendatory Facility, to increase the facility by $10.0 million to finance the acquisition of the m/v Bulk Newport. The m/v Bulk Providence was sold on May 27, 2014 on which date this tranche of the Post-Delivery Facility was repaid.
The Post-Delivery Facility contains financial covenants that require the Company to maintain a minimum consolidated net worth, and require the Company to maintain a minimum EBITDA to fixed charges ratio tested annually, as defined. In addition, the facility contains other Company and vessel related covenants that, among other things, restrict changes in management and ownership of the vessel, declaration of dividends, further indebtedness and mortgaging of a vessel without the bank’s prior consent. It also requires minimum collateral maintenance, which is tested at the discretion of the lender. As of June 30, 2015 and December 31, 2014, the Company was not in compliance with the consolidated debt service coverage ratio. Accordingly, the Company obtained a waiver from the Facility Agent.

The Post-Delivery Facility is divided into six tranches, as follows:

Bulk Pangaea Secured Note

Initial amount of $12,250,000, entered into in December 2009, for the acquisition of m/v Bulk Pangaea. The interest rate was fixed at 3.96% in April 2013, in conjunction with the post-delivery amendment discussed above. The amendment also modified the repayment schedule to 15 equal quarterly payments of $346,875 ending in January 2017.

Bulk Patriot Secured Note

Initial amount of $12,000,000, entered into in September 2011, for the acquisition of the m/v Bulk Patriot. Loan requires repayment in 24 equal quarterly installments of $500,000 beginning in January 2012. The interest rate was fixed at 4.01% in April 2013 in conjunction with the post-delivery amendment discussed above.

Bulk Trident Secured Note

Initial amount of $10,200,000, entered into in April 2012, for the acquisition of the m/v Bulk Trident. Loan requires repayment in 24 equal quarterly installments of $318,750 beginning in December 2012 with a balloon payment of $2,550,000 together with the last quarterly installment. Interest was fixed at 4.29% in April 2013 in conjunction with the post-delivery amendment discussed above.

Bulk Juliana Secured Note

Initial amount of $8,112,500, entered into in April 2012, for the acquisition of the m/v Bulk Juliana. Loan requires repayment in 24 equal quarterly installments of $338,021 beginning in October 2012. Interest was fixed at 4.38% in April 2013 in conjunction with the post-delivery amendment discussed above.

Bulk Phoenix Secured Note

Initial amount of $10,000,000, entered into in May 2013, for the acquisition of m/v Bulk Newport. Loan requires repayment in 7 equal quarterly installments of $216,667 and 16 equal quarterly installments of $416,667 with a balloon payment of $1,816,659 due in July 2019. Interest is fixed at 5.09%.

Other secured debt:

Bulk Cajun Secured Note

Initial amount of $4,550,000, entered into in October 2011, for the acquisition of the m/v Bulk Cajun. Loan requires repayment in 16 equal quarterly installments of $284,375 beginning in January 2012 with a balloon payment of $2,000,000 together with the last quarterly installment. Interest is fixed at 6.51%. This note was repaid on February 12, 2015 in conjunction with the sale of the m/v Bulk Cajun on February 26, 2015.

Bulk Discovery Secured Note

Initial amount of $9,120,000, entered into in February 2011, for the acquisition of the m/v Bulk Discovery. Loan requires repayment in 20 equal quarterly installments of $356,000 beginning in June 2011 with a balloon payment of $2,356,000 due in March 2016. Interest is fixed at a rate of 8.16%. This note was repaid on July 1, 2015.

Bulk Atlantic Secured Note

Initial amount of $8,520,000, entered into on February 18, 2013, for the acquisition of m/v Bulk Beothuk. Loan requires repayment in 8 equal quarterly installments of $90,000 beginning in May 2013, 12 equal quarterly installments of $295,000 and a balloon payment of $4,260,000 due in February 2018. Interest is fixed at 6.46%.

The other secured notes, as outlined above, also contain collateral maintenance ratio clauses. If the Company encountered a change in financial condition which, in the opinion of the lender, is likely to affect the Company’s ability to perform its obligations under the loan facility, the Company’s credit agreement could be cancelled at the lender’s sole discretion. The lender could then elect to declare the indebtedness, together with accrued interest and other fees, to be immediately due and payable, and proceed against any collateral securing such indebtedness. As of June 30, 2015 and December 31, 2014, the Company was not in compliance with the minimum EBIDTA to fixed charges ratio. Accordingly, the Company obtained a waiver from the Facility Agent.

Bulk Nordic Odyssey Ltd., Bulk Nordic Orion Ltd. And Bulk Nordic Oshima Ltd. – Dated September 17, 2014 Amended and Restated Loan Agreement

Initial amount of $40,000,000, entered into on August 6, 2012, for the acquisition of the m/v Nordic Odyssey and the m/v Nordic Orion. The agreement requires repayment in 20 quarterly installments of $1,000,000 beginning in October 2012, with an additional $1,000,000 installment payable on the 5th, 9th and 17th installment dates and a balloon payment of $17,000,000 due with the final installment. The amended agreement was entered into on September 17, 2014, to finance the purchase of the m/v Nordic Oshima, which was delivered to the Company on September 25, 2014. The amended agreement advanced $22,500,000 and requires repayment of this advance in 28 equal quarterly installments of $375,000 and a balloon payment of $12,000,000 due with the final installment. Interest on the advance related to m/v Nordic Odyssey and m/v Nordic Orion is floating at LIBOR plus 3.00% (3.27% at June 30, 2015). Interest on the advance related to m/v Nordic Oshima is floating at LIBOR plus 2.25% (2.52% at June 30, 2015). The amended loan is secured by first preferred mortgages on the m/v Nordic Odyssey, the m/v Nordic Orion and m/v Nordic Oshima, the assignment of earnings, insurances and requisite compensation of the three entities, and by guarantees of their shareholders. The amended agreement contains one financial covenant that requires the Company to maintain minimum liquidity and a collateral maintenance ratio clause which requires the aggregate fair market value of the vessel plus the net realizable value of any additional collateral provided to remain above defined ratios. As of June 30, 2015 and December 31, 2014, the Company was in compliance with this covenant.

Term Loan Facility of USD 13,100,000 (Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd.)

Bulk Barents and Bulk Bothnia entered into a secured Term Loan Facility of $13,000,000 in two tranches of $6,500,000 which were drawn in conjunction with the delivery of the m/v Bulk Bothnia on January 23, 2014 and the m/v Bulk Barents on March 7, 2014. The loan is secured by mortgages on the m/v Nordic Bulk Barents and m/v Nordic Bulk Bothnia.

The facility bears interest at LIBOR plus 2.5% (2.77% at June 30, 2015). The loan requires repayment in 22 equal quarterly installments of $163,045 (per borrower) beginning in June 2014, one installment of $163,010 (per borrower) and a balloon payment of $2,750,000 (per borrower) due in December 2019. In addition, any cash in excess of $750,000 per borrower on any repayment date shall be applied toward prepayment of the relevant loan in inverse order, so the balloon payment is prepaid first. The agreement also contains a profit split in respect of the proceeds from the sale of either vessel and a minimum value clause of not less than 100% of the outstanding indebtedness. As of June 30, 2015, the Company was not in compliance with the minimum value clause. Accordingly, the Company deposited additional cash collateral of approximately $300,000 for each vessel on August 4, 2015. At December 31, 2014, the Company was in compliance with the minimum value clause.

Senior Secured Term Loan Facility of USD 45,000,000 (Bulk Nordic Odin Ltd. and Bulk Nordic Olympic Ltd.)

In January 2015, the Company entered into a loan agreement to finance the purchase of the m/v Nordic Odin and the m/v Nordic Olympic, which were delivered to the Company in February 2015. The agreement advanced $45,000,000 and requires repayment of this advance in 28 equal quarterly installments of $375,000 per borrower and a balloon payment of $12,000,000 per borrower due with the final installment. Interest on the facility is floating at LIBOR plus 2.0% (2.27% at June 30, 2015). The loan is secured by first preferred mortgages on the m/v Nordic Odin and the m/v Nordic Olympic, the assignment of earnings, insurances and requisite compensation of the two entities, and by guarantees of their shareholders. The agreement contains one financial covenant that requires the Company to maintain minimum liquidity and a collateral maintenance ratio clause which requires the aggregate fair market value of the vessel plus the net realizable value of any additional collateral provided to remain above defined ratios. As of June 30, 2015 the Company was in compliance with this covenant.

Long Wharf Construction to Term Loan

Initial amount of $1,048,000 entered into in January 2011. The loan is payable in monthly installments based on a 25 year amortization schedule with a final balloon payment of all unpaid principal and accrued interest due January 2021. Interest is floating at LIBOR plus 2.85%. The Company entered into an interest rate swap which matures January 2021 and fixes the interest rate at 6.63%. The loan is collateralized by all real estate located at 109 Long Wharf, Newport, RI, as well as personal guarantees from the Founders and a corporate guarantee of the Company. The loan contains one financial covenant that requires the Company to maintain a minimum debt service coverage ratio, calculated on an annual basis. At December 31, 2014, the Company was not in compliance with this covenant and obtained a waiver of compliance from the lender.

The future minimum annual payments (excluding unamortized bank fees) under the debt agreements are as follows:

Years ending June 30,
(unaudited)
2015	$22,204,172
2016	18,428,050
2017	33,266,539
2018	12,838,205
2019	10,678,753
Thereafter	43,996,164
$141,411,883